Taxes, Carry forward Unrecognized Tax Losses and R&D Tax Credits and FRT Disallowed amounts (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Taxes [Abstract]
Deferred tax assets	$ 0	$ 0	$ 0
Carry forward unrecognized tax losses, research and development tax credits, and FRT disallowed amounts [Abstract]
Tax losses	66,793,000	51,843,000	38,730,000
R&D tax credits	34,883,000	27,948,000	22,969,000
FRT disallowed amounts	$ 4,376,000	$ 0	$ 0
FRT disallowed amounts expiry date	2039
Deferred tax asset related to fixed ratio test disallowed carried forward for a period	15 years